FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT	12 Months Ended
Sep. 30, 2011
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT

NOTE 8 FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT

The estimated fair value of our available-for-sale securities is primarily based on market quotes. The following is a summary of available-for-sale securities, which excludes investments in limited partnerships carried at cost and assets held in a Non-qualified Supplemental Savings Plan:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

	(in thousands)
Equity Securities:
September 30, 2011	$129,183	$203,486	$—	$332,669
September 30, 2010	$129,183	$174,025	$—	$303,208

On an on-going basis, we evaluate the marketable equity securities to determine if a decline in fair value below cost is other-than-temporary. If a decline in fair value below cost is determined to be other-than-temporary, an impairment charge is recorded and a new cost basis established. We review several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, (i) the length of time a security is in an unrealized loss position, (ii) the extent to which fair value is less than cost, (iii) the financial condition and near term prospects of the issuer and (iv) our intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

The investments in the limited partnerships carried at cost were approximately $9.4 million and $12.4 million at September 30, 2011 and 2010, respectively. The estimated fair value of the limited partnerships was $15.8 million and $22.5 million at September 30, 2011 and 2010, respectively. During fiscal 2011, we sold our investment in a limited partnership that was carried at a cost of approximately $3.0 million and had a fair value of approximately $3.9 million at the date of the sale. A gross realized gain of approximately $0.9 million is included in the Consolidated Statements of Income.

The assets held in a Non-qualified Supplemental Savings Plan are carried at fair market value which totaled $5.9 million and $5.1 million at September 30, 2011 and 2010, respectively.

The majority of cash equivalents are invested in taxable and non-taxable money-market mutual funds. The carrying amount of cash and cash equivalents approximates fair value due to the short maturity of those investments.

At September 30, 2009, our short-term investments consisted of a bank certificate of deposit with an original maturity greater than three months. The certificate matured in the second quarter of fiscal 2010. Interest earned is included in interest and dividend income on the Consolidated Statements of Income. The carrying amount of the certificate of deposit approximated fair value.

The carrying value of other assets, accrued liabilities and other liabilities approximated fair value at September 30, 2011 and 2010.

ASC 820 defines fair value as "the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date". ASC 820 establishes a fair value hierarchy to prioritize the inputs used in valuation techniques into three levels as follows:

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  Level 1 – Observable inputs that reflect quoted prices in active markets for identical assets or liabilities in active markets.

  •
  Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

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  Level 3 – Valuations based on inputs that are unobservable and not corroborated by market data.

At September 30, 2011, our financial assets utilizing Level 1 inputs include cash equivalents, equity securities with active markets and money market funds we have elected to classify as restricted assets that are included in other current assets and other assets. Also included is cash denominated in a foreign currency we have elected to classify as restricted that is included in current assets of discontinued operations and limited to remaining liabilities of discontinued operations. For these items, quoted current market prices are readily available.

At September 30, 2011, Level 2 inputs include a bank certificate of deposit, which is included in current assets.

Currently, we do not have any financial instruments utilizing Level 3 inputs.

The following table summarizes our assets and liabilities measured at fair value on a recurring basis presented in our Consolidated Balance Sheets as of September 30, 2011:

	Total Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(in thousands)
Assets:
Cash and cash equivalents	$364,246	$364,246	$ —	$—
Investments	332,669	332,669	—	—
Other current assets	23,544	23,294	250	—
Other assets	2,000	2,000	—	—

Total assets measured at fair value	$722,459	$722,209	$250	$—

The following information presents the supplemental fair value information about long-term fixed-rate debt at September 30, 2011 and September 30, 2010.

September 30,	2011	2010
	(in thousands)
Carrying value of long-term fixed-rate debt	$350.0	$350.0
Fair value of long-term fixed-rate debt	$376.9	$382.9

The fair value for fixed-rate debt was estimated using discounted cash flows and interest rates currently being offered on credits with similar maturities and credit profiles. The outstanding line of credit and short-term debt bear interest at market rates and the cost of borrowings, if any, would approximate fair value. The debt was valued using a Level 2 input.